Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangible Assets
Goodwill (Table)

	Retirement
	and Income	Benefits and
	Solutions	Protection	Corporate	Consolidated

	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.8)	—	(26.8)
Balance as of December 31, 2022	$18.8	$29.5	$—	$48.3

Balance as of December 31, 2023	$18.8	$29.5	$—	$48.3
(1)	Resulted from a change in the allocation of equity between our reportable operating segments following the Talcott Reinsurance Transaction.

Finite Lived Intangible Assets (Table)

	December 31,
	2023	2022

	(in millions)
Gross carrying value	$34.9	$34.9
Accumulated amortization	24.3	23.3
Net carrying value	$10.6	$11.6

Other Finite Lived Intangible Assets Estimated Amortization Expense (Table)

Year ending December 31:
2024	$1.0
2025	1.0
2026	1.0
2027	1.0
2028	1.0